Related Party Transactions - Additional information (Details) - Kingswood Acquisition Corp - USD ($)			12 Months Ended
	Oct. 06, 2023	Mar. 24, 2022	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Maximum loan of convertible promissory notes		$ 1,500,000
Conversion price of unpaid principal balance		$ 1
Borrowings under promissory notes			$ 0	$ 1,500,000
Proceeds from convertible promissory note			0	1,500,000
Fair value of the convertible promissory note			1,645,525	1,351,662
Write-off due to related party				1,667
Administrative service fee				0
Amended and Restated Convertible Promissory Note
Related Party Transactions
Denominator used for dividing aggregate principal amount plus accrued and unpaid interests outstanding	$ 10
Additional Convertible Promissory Note
Related Party Transactions
Denominator used for dividing aggregate principal amount plus accrued and unpaid interests outstanding	$ 10
Additional amount to be loaned by sponsor	$ 250,000
Related Party [Member]
Related Party Transactions
Proceeds from convertible promissory note			1,750,000	$ 1,500,000
Administrative Service Fee | Sponsor
Related Party Transactions
Expenses per month			$ 10,000